INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Difference between income taxes at effective statutory rate and provision for income taxes

	Years Ended December 31,
	2021	2020
Income tax benefit at U.S. statutory rate of 21%	$(1,261,869)	$(1,416,961)
State income taxes	(216,321)	(242,908)
Non-deductible expenses	64,553	135,152
Change in valuation allowance	1,413,637	1,524,717
Total provision for income tax	$—	$—

Net deferred tax assets

	December 31,
	2021	2020
Deferred Tax Assets:
Net operating loss carryforward	$8,247,427	$6,807,482
Intangible assets	5,553	31,841
Allowance for bad debt	—	—
	8,252,960	6,839,323
Valuation allowance	(8,252,960)	(6,839,323)
Net deferred tax assets	$—	$—